Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated April 30, 2018
Janus Henderson Global Unconstrained Bond Portfolio
Ticker:	N/A	Service Shares

Investment Objective
Janus Henderson Global Unconstrained Bond Portfolio (“Global Unconstrained Bond Portfolio”) seeks to maximize total return, consistent with preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	3.30%
Acquired Fund(1) Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(2)	4.22%
Fee Waiver(2)	3.26%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.96%

(1)	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a portfolio may incur as a result of investing in shares of an underlying fund. To the extent that the Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
(2)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding 12b-1 distribution and shareholder servicing fees, transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.63% until at least May 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$ 424	$ 1,281	$ 2,152	$ 4,388

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 110% of the average value of its portfolio.
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Principal Investment Strategies
The Portfolio seeks to provide long-term positive returns and to preserve capital through various market environments by managing portfolio duration, credit risk, and volatility. As an “unconstrained” portfolio, the Portfolio has the flexibility to invest across all fixed-income asset classes, and is not managed to be compared to any specific index. The Portfolio has significant latitude to pursue opportunities across the fixed-income spectrum to create a diversified portfolio of varying maturities, including moving between sectors or across credit risk, and may have long, short, or negative duration.
The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. The type of bonds in which the Portfolio may invest include a variety of fixed-income instruments such as, but not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, asset-backed securities, zero-coupon bonds, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments. In pursuing its investment objective, the Portfolio will have exposure to investments that are tied economically to a number of countries throughout the world.
The Portfolio’s average portfolio duration may range from negative 4 years to plus 6 years. As of December 31, 2017, the Portfolio’s average portfolio duration was –0.54 years. The Portfolio may invest without limit in high-yield/high-risk bonds, also known as “junk” bonds. The Portfolio may also invest in money market instruments (which may include reverse repurchase agreements), loan participations and assignments, foreign debt securities (which may include investments in emerging markets up to 50% of the Portfolio’s net assets), preferred stock, and equity securities. From time to time, the Portfolio may invest in shares of companies through initial public offerings. The Portfolio may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other portfolios.
The Portfolio may invest all of its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Portfolio may utilize swap agreements, including index and single-name credit default swaps, inflation-linked swaps, interest rate swaps, and total return swaps. The Portfolio may also use forward foreign currency exchange contracts, interest rate futures, options, commodity and index futures, swaptions, and various other derivatives. Derivatives are used for various investment purposes, such as, but not limited to, to manage or hedge portfolio risk, interest rate risk, or currency exposure, to gain exposure to or to short individual securities, and to earn income, meet liquidity needs, enhance return, or manage duration. The Portfolio’s exposure to derivatives will vary.
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales of equity and fixed-income securities. The Portfolio may implement short positions through derivatives such as options, futures, or swaps. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.
The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Principal Investment Risks
Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.
Unconstrained Investing Risk.  Because the portfolio manager employs an unconstrained investment approach, the Portfolio may have exposure to a broader range of securities and instruments, credit qualities, maturities, countries, and regions than its benchmark index. As a result, there is a greater risk that the Portfolio may underperform the 3-Month USD LIBOR (the Portfolio’s benchmark) if the portfolio manager’s expectations regarding market trends and the interplay of market factors are incorrect. In addition, the Portfolio’s performance may be more volatile than a portfolio with more tailored investment strategies because the success of the portfolio manager’s selections is dependent on a greater number of variables.
Fixed-Income Securities Risk.  The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. For example, while securities with longer maturities and
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durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, the Portfolio may not be able to maintain positive returns. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. The Federal Reserve raised the federal funds rate several times in recent periods and has signaled additional increases in the near future. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain Portfolio investments may be reduced. These developments could cause the Portfolio’s net asset value to fluctuate or make it more difficult for the Portfolio to accurately value its securities. These developments or others also could cause the Portfolio to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Portfolio invests in Rule 144A and restricted securities.
High-Yield/High-Risk Bond Risk.  High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.
Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.
Foreign Exposure Risk.  The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s
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investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2017, approximately 4.6% of the Portfolio’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Derivatives Risk.  Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve risks similar to those of the underlying referenced securities or assets, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited. Derivatives may be difficult to value, are susceptible to liquidity risk, and entail the risk that a party will default on its obligations to the Portfolio. If there is a default by the other party to such a transaction, the Portfolio normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. The Portfolio’s investments in interest rate futures in particular entail the risk that the portfolio manager’s prediction of the direction of interest rates is wrong, and the Portfolio could incur a loss. If the Portfolio invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Portfolio. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge.
Initial Public Offering Risk.  The Portfolio’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Portfolio’s performance in the past, there can be no assurance that the Portfolio will identify favorable IPO investment opportunities in the future. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Sovereign Debt Risk.  The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental
4	Janus Aspen Series

entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
Loan Risk.  The Portfolio may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.
Real Estate Securities Risk.  The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.
Short Sales Risk.  Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.
Reverse Repurchase Agreement Risk.  In a reverse repurchase agreement, there is a risk that the other party to the agreement fails to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and/or the value of the collateral held by the Portfolio is less than the value of such securities.
Equity Securities Risk.  The Portfolio’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may decline in response to general market conditions.
Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
New/Smaller Sized Portfolio Risk.  Because the Portfolio is relatively new, it has a limited operating history and a small asset base. The Portfolio’s performance may not represent how the Portfolio is expected to or may perform in the long term if and when it becomes larger. If a new or smaller portfolio were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Portfolio and tax consequences for investors.
5	Janus Henderson Global Unconstrained Bond Portfolio

Management Risk.  The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. Although the Portfolio seeks to provide long-term positive returns, market conditions or implementation of the Portfolio’s investment process may result in losses, and the Portfolio will not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.
Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: 1st Quarter 2016 2.19%	Worst Quarter: 4th Quarter 2017 – 0.72%

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Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception (1/29/15)
Global Unconstrained Bond Portfolio
Service Shares	1.70%	0.81%
3-Month USD LIBOR (reflects no deduction for fees, expenses, or taxes)	1.11%	0.68%

The Portfolio’s primary benchmark index is the 3-Month USD LIBOR. The index is described below.
•	The 3-Month USD LIBOR is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).

Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  William H. Gross is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since January 2015.
Purchase and Sale of Portfolio Shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.
Payments to Insurers, Broker-Dealers, and Other Financial Intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
7	Janus Henderson Global Unconstrained Bond Portfolio

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated April 30, 2018
Janus Henderson Global Unconstrained Bond Portfolio
Ticker:	JUCBX	Institutional Shares

Investment Objective
Janus Henderson Global Unconstrained Bond Portfolio (“Global Unconstrained Bond Portfolio”) seeks to maximize total return, consistent with preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	3.29%
Acquired Fund(1) Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(2)	3.96%
Fee Waiver(2)	3.25%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.71%

(1)	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a portfolio may incur as a result of investing in shares of an underlying fund. To the extent that the Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
(2)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.63% until at least May 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$ 398	$ 1,207	$ 2,032	$ 4,172

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 110% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to provide long-term positive returns and to preserve capital through various market environments by managing portfolio duration, credit risk, and volatility. As an “unconstrained” portfolio, the Portfolio has the flexibility to
1	Janus Henderson Global Unconstrained Bond Portfolio

invest across all fixed-income asset classes, and is not managed to be compared to any specific index. The Portfolio has significant latitude to pursue opportunities across the fixed-income spectrum to create a diversified portfolio of varying maturities, including moving between sectors or across credit risk, and may have long, short, or negative duration.
The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. The type of bonds in which the Portfolio may invest include a variety of fixed-income instruments such as, but not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, asset-backed securities, zero-coupon bonds, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments. In pursuing its investment objective, the Portfolio will have exposure to investments that are tied economically to a number of countries throughout the world.
The Portfolio’s average portfolio duration may range from negative 4 years to plus 6 years. As of December 31, 2017, the Portfolio’s average portfolio duration was –0.54 years. The Portfolio may invest without limit in high-yield/high-risk bonds, also known as “junk” bonds. The Portfolio may also invest in money market instruments (which may include reverse repurchase agreements), loan participations and assignments, foreign debt securities (which may include investments in emerging markets up to 50% of the Portfolio’s net assets), preferred stock, and equity securities. From time to time, the Portfolio may invest in shares of companies through initial public offerings. The Portfolio may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other portfolios.
The Portfolio may invest all of its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Portfolio may utilize swap agreements, including index and single-name credit default swaps, inflation-linked swaps, interest rate swaps, and total return swaps. The Portfolio may also use forward foreign currency exchange contracts, interest rate futures, options, commodity and index futures, swaptions, and various other derivatives. Derivatives are used for various investment purposes, such as, but not limited to, to manage or hedge portfolio risk, interest rate risk, or currency exposure, to gain exposure to or to short individual securities, and to earn income, meet liquidity needs, enhance return, or manage duration. The Portfolio’s exposure to derivatives will vary.
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales of equity and fixed-income securities. The Portfolio may implement short positions through derivatives such as options, futures, or swaps. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.
The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Principal Investment Risks
Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.
Unconstrained Investing Risk.  Because the portfolio manager employs an unconstrained investment approach, the Portfolio may have exposure to a broader range of securities and instruments, credit qualities, maturities, countries, and regions than its benchmark index. As a result, there is a greater risk that the Portfolio may underperform the 3-Month USD LIBOR (the Portfolio’s benchmark) if the portfolio manager’s expectations regarding market trends and the interplay of market factors are incorrect. In addition, the Portfolio’s performance may be more volatile than a portfolio with more tailored investment strategies because the success of the portfolio manager’s selections is dependent on a greater number of variables.
Fixed-Income Securities Risk.  The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, the Portfolio may not be able to maintain positive
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returns. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. The Federal Reserve raised the federal funds rate several times in recent periods and has signaled additional increases in the near future. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain Portfolio investments may be reduced. These developments could cause the Portfolio’s net asset value to fluctuate or make it more difficult for the Portfolio to accurately value its securities. These developments or others also could cause the Portfolio to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Portfolio invests in Rule 144A and restricted securities.
High-Yield/High-Risk Bond Risk.  High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.
Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.
Foreign Exposure Risk.  The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
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Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2017, approximately 4.6% of the Portfolio’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Derivatives Risk.  Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve risks similar to those of the underlying referenced securities or assets, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited. Derivatives may be difficult to value, are susceptible to liquidity risk, and entail the risk that a party will default on its obligations to the Portfolio. If there is a default by the other party to such a transaction, the Portfolio normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. The Portfolio’s investments in interest rate futures in particular entail the risk that the portfolio manager’s prediction of the direction of interest rates is wrong, and the Portfolio could incur a loss. If the Portfolio invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Portfolio. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge.
Initial Public Offering Risk.  The Portfolio’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Portfolio’s performance in the past, there can be no assurance that the Portfolio will identify favorable IPO investment opportunities in the future. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Sovereign Debt Risk.  The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy
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as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
Loan Risk.  The Portfolio may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.
Real Estate Securities Risk.  The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.
Short Sales Risk.  Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.
Reverse Repurchase Agreement Risk.  In a reverse repurchase agreement, there is a risk that the other party to the agreement fails to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and/or the value of the collateral held by the Portfolio is less than the value of such securities.
Equity Securities Risk.  The Portfolio’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may decline in response to general market conditions.
Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
New/Smaller Sized Portfolio Risk.  Because the Portfolio is relatively new, it has a limited operating history and a small asset base. The Portfolio’s performance may not represent how the Portfolio is expected to or may perform in the long term if and when it becomes larger. If a new or smaller portfolio were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Portfolio and tax consequences for investors.
Management Risk.  The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. Although the Portfolio seeks to
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provide long-term positive returns, market conditions or implementation of the Portfolio’s investment process may result in losses, and the Portfolio will not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.
Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: 1st Quarter 2016 2.19%	Worst Quarter: 4th Quarter 2017 – 0.59%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception (1/29/15)
Global Unconstrained Bond Portfolio
Institutional Shares	2.06%	1.06%
3-Month USD LIBOR (reflects no deduction for fees, expenses, or taxes)	1.11%	0.68%

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The Portfolio’s primary benchmark index is the 3-Month USD LIBOR. The index is described below.
•	The 3-Month USD LIBOR is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).

Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  William H. Gross is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since January 2015.
Purchase and Sale of Portfolio Shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.
Payments to Insurers, Broker-Dealers, and Other Financial Intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
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